UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY



Investment Company Act file number:              811-1485

Exact name of registrant as specified            Delaware Group Equity Funds III
in charter:

Address of principal executive offices:          2005 Market Street
                                                 Philadelphia, PA 19103

Name and address of agent for service:           David F. Connor, Esq.
                                                 2005 Market Street
                                                 Philadelphia, PA 19103

Registrant's telephone number, including         (800) 523-1918
area code:

Date of fiscal year end:                         June 30

Date of reporting period:                        September 30, 2006

Schedule of Investments (Unaudited)

Delaware Trend Fund
___________________


September 30, 2006
                                                     Number of       Market
                                                     Shares          Value
Common Stock - 97.75%

Basic Industry/Capital Goods - 9.74%
* AMCOL International                                    434,200    $ 10,815,922
* Bucyrus International Class A                          449,500      19,067,790
*+ Energy Conversion Devices                             216,000       8,000,640
*+ Hexcel                                                810,100      11,462,915
JLG Industries                                           907,700      17,981,537
+ Mettler-Toledo International                           287,200      18,998,280
MSC Industrial Direct Class A                            506,400      20,630,736
                                                                      __________

                                                                     106,957,820
                                                                     ___________

Business Services - 5.11%
*+ Advisory Board                                        312,500      15,787,500
*+ Bright Horizons Family Solutions                      465,600      19,429,488
+ Fisher Scientific International                         81,000       6,337,440
+ Monster Worldwide                                      400,500      14,494,095
                                                                      __________

                                                                      56,048,523
                                                                      __________

Consumer Non-Durables - 12.74%
+ Bare Escentuals                                         40,500       1,099,575
+ Carter's                                               512,000      13,511,680
+ Coach                                                  835,800      28,751,520
*+ Crocs                                                 551,200      18,713,240
+ Dick's Sporting Goods                                  476,100      21,672,072
*+ DSW Class A                                           463,400      14,597,100
+ J. Crew Group                                          107,300       3,226,511
*+ Tractor Supply                                        294,000      14,188,440
+ Under Armour Class A                                   602,500      24,112,050
                                                                      __________

                                                                     139,872,188
                                                                     ___________

Consumer Services - 3.47%
+ Sonic                                                  717,225      16,216,457
*+ Texas Roadhouse                                       855,600      10,506,768
*+ Wynn Resorts                                          166,600      11,330,466
                                                                      __________

                                                                      38,053,691
                                                                      __________

Energy - 5.75%
* Carbo Ceramics                                         320,600      11,551,218
*+ Helix Energy Solutions Group                          516,780      17,260,452
+ Hydril                                                 268,500      15,052,110
+ Veritas DGC                                            292,500      19,252,350
                                                                      __________

                                                                      63,116,130
                                                                      __________

Financials - 10.83%
Aspen Insurance Holdings                                 254,900       6,584,067
Bankunited Financial Class A                             263,000       6,856,410
City National                                            179,000      12,003,740
Delphi Financial Group Class A                           340,950      13,597,086
Hanover Insurance Group                                  323,200      14,424,416
+ Nasdaq Stock Market                                    172,900       5,228,496
PartnerRe                                                152,000      10,270,640
*+ SVB Financial Group                                   106,800       4,767,552
Waddell & Reed Financial Class A                         705,600      17,463,600
Webster Financial                                        250,100      11,782,211
* Whitney Holding                                        445,500      15,935,535
                                                                      __________

                                                                     118,913,753
                                                                     ___________

Health Care - 22.91%
*+ Align Technology                                      771,200       8,776,256
*+ Cepheid                                             1,039,400       7,504,468
*+ Conceptus                                             840,700      14,871,983
+ Cubist Pharmaceuticals                                 472,200      10,265,628
+ CV Therapeutics                                        863,700       9,621,618
+ Digene                                                 356,600      15,387,290
+ Hologic                                                467,900      20,363,008
+ LifeCell                                               101,600       3,273,552
*+ MGI Pharma                                            710,100      12,220,821

*+ Nektar Therapeutics                                   388,800       5,602,608
*+ NuVasive                                              984,400      19,796,284
+ Nuvelo                                                 342,500       6,247,200
*+ PDL BioPharma                                         861,700      16,544,640
+ Per-Se Technologies                                    645,800      14,711,324
*+ Progenics Pharmaceuticals                             616,400      14,460,744
*+ Sciele Pharma                                         918,000      17,295,120
+ Techne                                                 180,600       9,185,316
*+ Telik                                               1,019,000      18,128,010
+ United Therapeutics                                    518,700      27,252,498
                                                                      __________

                                                                     251,508,368
                                                                     ___________

Technology - 24.75%
+ Akamai Technologies                                    470,600      23,525,294
+ American Reprographics                                 475,300      15,238,118
+ Arris Group                                            467,600       5,358,696
+ Cymer                                                  252,200      11,074,102
+ F5 Networks                                            116,100       6,236,892
+ Foundry Networks                                       902,500      11,867,875
*+ Informatica                                         1,198,000      16,280,820
*+ Itron                                                 254,300      14,189,940
+ Knot                                                   113,800       2,518,394
+ Microsemi                                              820,800      15,472,080
+ Opsware                                              1,927,400      17,365,874
+ Polycom                                                753,100      18,473,543
+ Powerwave Technologies                               1,493,800      11,352,880
*+ Rackable Systems                                      517,800      14,172,186
+ salesforce.com                                         325,200      11,668,176
+ Shutterfly                                              73,700       1,146,035
+ Silicon Laboratories                                   283,600       8,797,272
*+ SiRF Technology Holdings                              361,200       8,665,188
+ TIBCO Software                                       1,611,100      14,467,678
+ Trident Microsystems                                   499,200      11,611,392
+ Varian Semiconductor Equipment                         273,400      10,033,780
+ Vishay Intertechnology                                 816,000      11,456,640
*+ Wind River Systems                                    997,100      10,678,941
                                                                      __________

                                                                     271,651,796
                                                                     ___________
Transportation - 2.45%
Hunt (J.B.) Transport Services                           503,100      10,449,387
UTi Worldwide                                            588,000      16,446,360
                                                                      __________

                                                                      26,895,747
                                                                      __________

Total Common Stock (cost $844,165,567)                             1,073,018,016
                                                                   _____________

                                                     Principal
                                                     Amount
Repurchase Agreements - 2.38%

With BNP Paribas 5.00% 10/2/06
(dated 9/29/06, to be repurchased at $14,439,014,
collateralized by $6,870,000 U.S. Treasury Notes
2.625% due 5/15/08, market value $6,710,439,
$3,283,000 U.S. Treasury Notes 2.75% due 8/15/07,
market value $3,232,362 and $4,809,000
U.S. Treasury Notes 3.875% due 5/15/09,
market value $4,789,312)                             $14,433,000      14,433,000

With Cantor Fitzgerald 5.00% 10/2/06
(dated 9/29/06, to be repurchased at $5,842,433,
collateralized by $4,391,000 U.S. Treasury
Notes 3.375% due 9/15/09, market value $4,250,047
and $1,718,000 U.S. Treasury Notes 4.00%
due 6/15/09, market value $1,710,171)                  5,840,000       5,840,000

With UBS Warburg 4.98% 10/2/06
(dated 9/29/06, to be repurchased at $5,842,424,
collateralized by $6,081,000 U.S. Treasury Bills
due 3/1/07, market value $5,959,783)                   5,840,000       5,840,000
                                                                      __________

Total Repurchase Agreements (cost $26,113,000)                        26,113,000
                                                                      __________

Total Market Value of Securities Before Securities
     Lending Collateral - 100.13%

     (cost $870,278,567)                                           1,099,131,016
                                                                   _____________

                     Securities Lending Collateral** - 6.26%

Short-Term Investments - 6.26%
Fixed Rate Notes - 1.36%
Citigroup Global Markets 5.39% 10/2/06               14,000,059     14,000,059
Union Bank of Switzerland 5.29% 10/10/06                926,601        926,601
                                                                       _______

                                                                    14,926,660
~ Variable Rate Notes - 4.90%
American Honda Finance 5.32% 2/21/07                  1,667,883      1,667,883
ANZ National 5.31% 10/29/07                             370,641        370,641
Australia New Zealand 5.33% 10/29/07                  1,853,203      1,853,203
Bank of America 5.32% 2/23/07                         2,409,164      2,409,164
Bank of New York 5.32% 10/29/07                       1,482,562      1,482,562
Barclays New York 5.31% 5/18/07                       2,409,164      2,409,164
Bayerische Landesbank 5.38% 10/29/07                  1,853,203      1,853,203
Bear Stearns 5.39% 3/29/07                            2,223,844      2,223,844
BNP Paribas 5.36% 10/29/07                            1,853,203      1,853,203
Canadian Imperial Bank
     5.31% 10/29/07                                     926,601        926,601
     5.32% 11/22/06                                   1,853,203      1,853,203
CDC Financial Products 5.43% 10/30/06                 2,409,164      2,409,164
Citigroup Global Markets 5.45% 10/06/06               2,409,164      2,409,164
Commonwealth Bank 5.33% 10/29/07                      1,853,203      1,853,203
Deutsche Bank London 5.34% 2/23/07                    2,223,844      2,223,844
Dexia Bank 5.33% 9/28/07                              2,594,479      2,593,975
Goldman Sachs 5.52% 10/01/07                          2,409,164      2,409,164
Marshall & Ilsley Bank 5.31% 10/29/07                 2,038,523      2,038,523
Merrill Lynch Mortgage Capital 5.48% 10/5/06          1,667,882      1,667,882
Morgan Stanley 5.56% 10/29/07                         2,409,164      2,409,164
National Australia Bank 5.30% 3/7/07                  2,297,972      2,297,972
National City Bank 5.32% 3/2/07                       2,223,905      2,224,249
National Rural Utilities 5.32% 10/29/07               2,928,061      2,928,061
Nordea Bank New York 5.31% 5/16/07                      926,596        926,567
Nordea Bank Norge 5.34% 10/29/07                      1,853,203      1,853,203
Royal Bank of Scotland 5.32% 10/29/07                 1,853,203      1,853,203
Societe Generale 5.30% 10/29/07                         926,601        926,601
Wells Fargo 5.34% 10/29/07                            1,853,203      1,853,203
                                                                     _________

                                                                    53,779,813
                                                                    __________

Total Securities Lending Collateral (cost $68,706,473)              68,706,473
                                                                    __________


Total Market Value of Securities - 106.39%

     (cost $938,985,040)                                         1,167,837,489 !

Obligation to Return Securities Lending
     Collateral** - (6.26%)                                        (68,706,473)

Liabilities Net of Receivables and Other Assets
     (See Notes) - (0.13%)                                          (1,456,199)
                                                                    __________

Net Assets Applicable to 56,565,079 Shares
     Outstanding - 100.00%                                      $1,097,674,817
                                                                ______________


+  Non-income producing security for the period ended September 30, 2006.
~ Variable rate security. The interest rate shown is the rate as of September 30, 2006.
*  Fully or partially on loan.
** See Note 3 in "Notes."
!  Includes $67,416,729 of securities loaned.
________________________________________________________________________________

Notes

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Delaware Group Equity Funds III - Delaware Trend Fund (the "Fund").

Security Valuation - Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Securities lending collateral is valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund's Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

Federal Income Taxes - The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Although the Fund's tax positions are currently being evaluated, management does not expect the adoption of FIN 48 to have a material impact on the Fund's financial statements.

Class Accounting - Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements - The Fund may invest in a pooled cash account along with other members of the Delaware Investments(R) Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Fund's custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Use of Estimates - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other - Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments(R) Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. The Fund declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, annually.

In addition, in order to satisfy certain distribution requirements of the Tax Reform Act of 1986, the Fund may declare special year-end dividend and capital gains distributions during November or December to shareholders of record on a date in such month. Such distributions, if received by shareholders by January 31, are deemed to have been paid by the Fund and received by shareholders on the earlier of the date paid or December 31 of the prior year.

2. Investments

At September 30, 2006, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At September 30, 2006, the cost of investments and unrealized appreciation (depreciation) for the Fund was as follows:

Cost of investments                      $948,016,141
                                         ____________

Aggregate unrealized appreciation         284,675,943
Aggregate unrealized depreciation         (64,854,595)
                                         ____________

Net unrealized appreciation              $219,821,348
                                         ____________

3. Securities Lending

The Fund, along with other funds in the Delaware Investments(R) Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with JPMorgan Chase. Initial security loans made pursuant to the Lending Agreement are required to be secured by U.S. government obligations and/or cash collateral not less than 102% of the market value of the securities issued in the United States. With respect to each loan, if the aggregate market value of the collateral held on any business day is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral not less than the applicable collateral requirements. Cash collateral received is invested in fixed-income securities, with a weighted average maturity not to exceed 90 days, rated in one of the top two tiers by Standard & Poor's Ratings Group or Moody's Investors Service, Inc. or repurchase agreements collateralized by such securities. However, in the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund, or at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. The security lending agent and the borrower retain a portion of the earnings from the collateral investments. The Fund records security lending income net of such allocation.

At September 30, 2006, the market value of securities on loan was $67,416,729, for which cash collateral was received and invested in accordance with the Lending Agreement. Such investments are presented on the Schedule of Investments under the caption "Securities Lending Collateral."

4. Credit and Market Risk

The Fund invests a significant portion of its assets in small companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in small-sized companies may be more volatile than investments in larger companies for a number of reasons, which include limited financial resources or a dependence on narrow product lines.

The Fund may invest up to 10% of its total assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board of Trustees has delegated to Delaware Management Company the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund's limitation on investments in illiquid assets. At September 30, 2006, there were no rule 144A securities and no securities have been determined to be illiquid under the Fund's Liquidity Procedures.

Delaware American Services Fund
_______________________________


September 30, 2006
                                                     Number of     Market
                                                     Shares       Value (U.S. $)
Common Stock - 92.66%

Basic Industry & Capital Goods - 7.40%
Dynamic Materials                                        200,000     $6,484,000
ITT Industries                                           111,400      5,711,478
MSC Industrial Direct Class A                            137,400      5,597,676
+ NCI Building Systems                                   100,000      5,817,000
Precision Castparts                                      125,000      7,895,000
                                                                      _________

                                                                     31,505,154
                                                                     __________

Business Services - 15.27%
+ Bright Horizons Family Solutions                       137,400      5,733,702
+ Dun & Bradstreet                                        79,900      5,991,701
+ Euronet Worldwide                                      163,000      4,001,650
+ Fiserv                                                 117,100      5,514,239
+ Fisher Scientific International                         24,800      1,940,352
+ Global Cash Access                                     333,700      5,035,533
+ Google Class A                                          10,900      4,380,710
Marathon Acquisition                                     500,000      4,000,000
+ Mobile Mini                                            156,200      4,437,642
+ Monster Worldwide                                      126,100      4,563,559
Paychex                                                  172,900      6,371,365
+ Perot Systems Class A                                  437,200      6,028,988
Robert Half International                                 90,100      3,060,697
+ VeriFone Holdings                                      137,500      3,925,625
                                                                      _________

                                                                     64,985,763
                                                                     __________

Consumer Durables - 1.06%
+ Town Sports International                              343,700      4,509,344
                                                                      _________

                                                                      4,509,344
                                                                      _________

Consumer Non-Durables - 22.48%
Asbury Automotive Group                                  200,000      4,120,000
Best Buy                                                  87,400      4,681,144
+ Carter's                                               195,600      5,161,884
+ Chipotle Mexican Grill Class A                          81,400      4,043,138
+ Coach                                                  384,200     13,216,480
+ CROCS                                                  225,000      7,638,750
+ Guitar Center                                          151,600      6,773,488
+ Hibbett Sporting Goods                                 259,750      6,800,255
+ Kohl's                                                 161,500     10,484,580
Nordstrom                                                117,100      4,953,330
Staples                                                  389,600      9,478,968
+ Starbucks                                              160,000      5,448,000
+ Tractor Supply                                          80,800      3,899,408
+ Under Armour Class A                                   224,400      8,980,488
                                                                      _________

                                                                     95,679,913
                                                                     __________

Consumer Services - 9.93%
International Game Technology                            130,400      5,411,600
+ Life Time Fitness                                      111,300      5,152,077
Marriott International Class A                           173,000      6,684,720
+ McCormick & Schmick's Seafood Restaurants              176,900      3,978,481
+ Nutri/System                                           151,700      9,449,393
+ Sonic                                                  227,800      5,150,558
Starwood Hotels & Resorts Worldwide                      112,700      6,445,313
                                                                      _________

                                                                     42,272,142
                                                                     __________
Energy - 5.13%
+ National Oilwell Varco                                 116,300      6,809,365
Smith International                                      186,900      7,251,720
+ Veritas DGC                                            118,400      7,793,088
                                                                      _________

                                                                     21,854,173
                                                                     __________

Financials - 22.64%
+ Affiliated Managers Group                               61,500      6,156,765
American Express                                          78,300      4,391,064
Apollo Investment                                        271,273      5,563,809
Bear Stearns                                              29,800      4,174,980

+# Castlepoint Holdings 144A                             300,000      3,300,000
Citigroup                                                185,800      9,228,685
Colonial BancGroup                                       226,100      5,539,450
Eaton Vance                                              221,400      6,389,604
Host Hotels & Resorts                                    352,950      8,093,144
JPMorgan Chase                                           142,400      6,687,104
# Lexington Strategic Asset 144A                         250,000      2,500,000
Midwest Banc Holdings                                    195,700      4,778,994
Nuveen Investments Class A                                86,300      4,421,149
+ Portfolio Recovery Associates                           46,600      2,044,342
+ TD AmeriTrade Holding                                  283,300      5,340,205
Wachovia                                                 162,500      9,067,500
Wells Fargo                                              240,800      8,712,144
                                                                      _________

                                                                     96,388,939
                                                                     __________

Health Care - 4.03%
Caremark Rx                                              134,200      7,605,114
+ Medco Health Solutions                                 159,200      9,569,512
                                                                      _________

                                                                     17,174,626
                                                                     __________

Technology - 1.62%
+ Amdocs                                                 174,400      6,906,240
                                                                      _________

                                                                      6,906,240
                                                                      _________

Transportation - 3.10%
Hunt (J.B.) Transport                                    187,800      3,900,606
Knight Transportation                                    266,950      4,524,803
UTi Worldwide                                            170,900      4,780,073
                                                                      _________

                                                                     13,205,482
                                                                     __________

Total Common Stock (cost $334,934,216)                              394,481,776
                                                                    ___________

                                                     Principal
                                                     Amount
Repurchase Agreements- 8.03%

With BNP Paribas 5.00% 10/2/06
(dated 9/29/06, to be repurchased at $18,901,873,
collateralized by $8,994,000 U.S. Treasury Notes
2.625% due 5/15/08, market value $8,784,500,
$4,297,000 U.S. Treasury Notes 2.75% due 8/15/07,
market value $4,231,419 and $6,296,000
U.S. Treasury Notes 3.875% due 5/15/09,
market value $6,269,592)                             $18,894,000     18,894,000

With Cantor Fitzgerald 5.00% 10/2/06
(dated 9/29/06, to be repurchased at $7,648,185,
collateralized by $5,748,000 U.S. Treasury
Notes 3.375% due 9/15/09, market value $5,563,650
and $2,249,000 U.S. Treasury Notes
4.00% due 6/15/09, market value $2,238,751)            7,645,000      7,645,000

With UBS Warburg 4.98% 10/2/06
(dated 9/29/06, to be repurchased at $7,648,173,
collateralized by $7,961,000 U.S. Treasury Bills
due 3/1/07, market value $7,801,831)                   7,645,000      7,645,000
                                                                      _________

Total Repurchase Agreements (cost $34,184,000)                       34,184,000
                                                                     __________


Total Market Value of Securities - 100.69%

     (cost $369,118,216)                                            428,665,776

Liabilities Net of Receivables and Other Assets
     (See Notes) - (0.69%)                                           (2,944,345)
                                                                     __________


Net Assets Applicable to 25,166,952 Shares Outstanding - 100.00%   $425,721,431
                                                                   ____________



+ Non-income producing security for the period ended September 30, 2006.
# Security exempt from registration under Rule 144A of the Securities Act of
  1933. At September 30, 2006, the aggregate amount of Rule 144A securities equaled $5,800,000, which represented 1.36% of the Fund's net assets. See
  Note 3 in "Notes."
________________________________________________________________________________

Notes

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Delaware Group Equity Funds III - Delaware American Services Fund (the "Fund").

Security Valuation - Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund's Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

Federal Income Taxes - The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Although the Fund's tax positions are currently being evaluated, management does not expect the adoption of FIN 48 to have a material impact on the Fund's financial statements.

Class Accounting - Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements - The Fund may invest in a pooled cash account along with other members of the Delaware Investments(R) Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Fund's custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Use of Estimates - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other - Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments(R) Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. The Fund declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, annually.

In addition, in order to satisfy certain distribution requirements of the Tax Reform Act of 1986, the Fund may declare special year-end dividend and capital gains distributions during November or December to shareholders of record on a date in such month. Such distributions, if received by shareholders by January 31, are deemed to have been paid by the Fund and received by shareholders on the earlier of the date paid or December 31 of the prior year.

2. Investments

At September 30, 2006, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At September 30, 2006, the cost of investments and unrealized appreciation (depreciation) for the Fund was as follows:

Cost of investments                      $369,827,665
                                         ____________

Aggregated unrealized appreciation         60,795,794
Aggregated unrealized depreciation         (1,957,683)
                                         ____________

Net unrealized appreciation             $  58,838,111
                                         ____________

3. Credit and Market Risk

The Fund concentrates its investments in companies management believes will benefit from advances in financial services, business services or consumer services sectors. As a result, the value of the Fund's shares can be expected to fluctuate in response to factors affecting the industries in which these companies operate, and may fluctuate more widely than a fund that invests in a broader range of industries. The Fund may be more susceptible to any single economic, political or regulatory occurrence affecting these companies than other mutual funds not concentrating their investments in these industries.

The Fund invests a significant portion of its assets in small companies and may be subject to certain risks associated with ownership of securities of small companies. Investments in small-sized companies may be more volatile than investments in larger companies for a number of reasons, which include limited financial resources or a dependence on narrow product lines.

The Fund may invest up to 15% of its total assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board of Trustees has delegated to Delaware Management Company the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund's limitation on investments in illiquid assets. At September 30, 2006, no securities have been determined to be illiquid under the Fund's Liquidity Procedures. Rule 144A securities have been identified on the Schedule of Investments.

Delaware Small Cap Growth Fund
______________________________


September 30, 2006
                                                     Number of      Market
                                                     Shares         Value
Common Stock - 95.76%

Basic Industry/Capital Goods - 9.06%
+ Basin Water                                             15,800       $129,402
+ Ceradyne                                                 7,900        324,611
Dynamic Materials                                         16,100        521,962
+ Hexcel                                                  21,100        298,565
Lincoln Electric Holdings                                 11,100        604,395
+ NCI Building Systems                                    10,800        628,236
                                                                        _______

                                                                      2,507,171
                                                                      _________

Business Services - 4.20%
+ Advisory Board                                           8,700        439,524
FactSet Research Systems                                   5,000        242,850
+ Portfolio Recovery Associates                           10,900        478,183
                                                                        _______

                                                                      1,160,557
                                                                      _________

Consumer Durables - 2.11%
+ Williams Scotsman International                         12,700        271,272
+ WMS Industries                                          10,700        312,547
                                                                        _______

                                                                        583,819
                                                                        _______

Consumer Non-Durables - 13.14%
+ Carter's                                                11,600        306,124
+ Coach                                                   21,600        743,040
+ Guitar Center                                            8,900        397,652
+ Gymboree                                                16,500        695,970
+ Hibbett Sporting Goods                                  16,637        435,557
+ Tractor Supply                                           6,200        299,212
+ Under Armour Class A                                    15,400        616,308
+ Volcom                                                   6,300        142,002
                                                                        _______

                                                                      3,635,865
                                                                      _________

Consumer Services - 7.60%
+ BJ's Restaurants                                        17,000        374,170
+ Chipotle Mexican Grill Class A                           4,100        203,647
+ First Cash Financial Services                           23,500        483,865
+ Life Time Fitness                                        7,600        351,804
+ priceline.com                                            6,900        253,851
+ Sonic                                                   19,225        434,677
                                                                        _______

                                                                      2,102,014
                                                                      _________

Energy - 3.97%
+ Basic Energy Services                                   17,300        422,120
Carbo Ceramics                                             8,400        302,652
+ Input/Output                                            37,700        374,361
                                                                        _______

                                                                      1,099,133
                                                                      _________

Financials - 12.31%
American Equity Investment Life                           13,900        170,553
+ Amerisafe                                               24,100        236,180
+ Cowen Group                                              9,300        147,033
Delphi Financial Group Class A                            12,550        500,494
+ Euronet Worldwide                                       13,900        341,245
Midwest Banc Holdings                                     15,600        380,952
RAIT Investment Trust                                     14,300        412,555
+ Signature Bank                                           9,900        306,207
Sterling Financial                                         6,100        197,823
Strategic Hotels Capital                                  21,500        427,420
United Fire & Casualty                                     9,100        284,830
                                                                        _______

                                                                      3,405,292
                                                                      _________

Health Care - 20.69%
+ Align Technology                                        19,900        226,462
+ Anadys Pharmaceuticals                                   7,800         22,620
+ Cardiome Pharma                                         11,600        133,980
+ Combinatorx                                             10,700         66,661
+ Conceptus                                               23,100        408,639
+ Conor Medsystems                                        10,900        256,913
+ CV Therapeutics                                         21,500        239,510
+ Digene                                                   9,500        409,925
+ Home Diagnostics                                         9,800        128,282

+ Immucor                                                 17,312        387,962
+ Keryx Biopharmaceuticals                                24,000        283,920
+ MGI Pharma                                              19,900        342,479
+ Micrus Endovascular                                     26,400        342,408
+ Nastech Pharmaceutical                                  35,700        544,782
+ Nektar Therapeutics                                     10,400        149,864
+ PDL BioPharma                                           21,500        412,800
+ Rigel Pharmaceuticals                                   24,600        252,642
+ Telik                                                   26,600        473,214
+ United Therapeutics                                     12,200        640,988
                                                                        _______

                                                                      5,724,051
                                                                      _________

Technology - 20.75%
+ Akamai Technologies                                     12,000        599,880
+ Cymer                                                    6,400        281,024
+ ESCO Technologies                                        7,600        349,904
+ Informatica                                             30,000        407,700
+ Marchex                                                 12,500        191,750
+ Microsemi                                               19,800        373,230
+ NutriSystem                                              5,200        323,908
+ Polycom                                                 18,900        463,617
+ Rackable Systems                                        13,000        355,810
+ SiRF Technology Holdings                                 9,700        232,703
+ Symmetricom                                             40,600        327,642
+ Tessera Technologies                                     7,900        274,762
+ TIBCO Software                                          40,700        365,486
+ Trident Microsystems                                    12,500        290,750
+ Varian Semiconductor Equipment                           8,200        300,940
+ VeriFone Holdings                                       21,100        602,404
                                                                        _______

                                                                      5,741,510
                                                                      _________

Transportation - 1.93%
Knight Transportation                                     20,162        341,746
+ Universal Truckload Services                             7,400        192,178
                                                                        _______

                                                                        533,924
                                                                        _______

Total Common Stock (cost $20,940,152)                                26,493,336
                                                                     __________

                                                     Principal
                                                     Amount
^ Federal Agency (Discount Notes) - 3.12%

Federal Farm Credit 5.038% 10/10/06                     $460,000        459,422
Freddie Mac 5.154% 10/3/06                               405,000        404,884
                                                                        _______

Total Federal Agency (Discount Notes) (cost $864,306)                   864,306
                                                                        _______

Total Market Value of Securities - 98.88%

     (cost $21,804,458)                                              27,357,642

Receivables and Other Assets Net of Liabilities (See Notes) - 1.12%     309,654
                                                                        _______

Net Assets Applicable to 2,547,872 Shares Outstanding - 100.00%     $27,667,296
                                                                    ___________


+ Non-income producing security for the period ended September 30, 2006.
^ Zero coupon security. The interest rate shown is the yield at the time of purchase.


ADR - American Depositary Receipts

________________________________________________________________________________

Notes

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Delaware Group Equity Funds III - Delaware Small Cap Growth Fund (the "Fund").

Security Valuation - Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund's Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

Federal Income Taxes - The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Although the Fund's tax positions are currently being evaluated, management does not expect the adoption of FIN 48 to have a material impact on the Fund's financial statements.

Class Accounting - Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other - Expenses directly attributable to a Fund are charged directly to that Fund. Other expenses common to various funds within the Delaware Investments(R) Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. The Fund declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, annually.

In addition, in order to satisfy certain distribution requirements of the Tax Reform Act of 1986, the Fund may declare special year-end dividend and capital gains distributions during November or December to shareholders of record on a date in such month. Such distributions, if received by shareholders by January, are deemed to have been paid by the Fund and received by shareholders on the earlier of the date paid or December 31 of the prior year.

2. Investments

At September 30, 2006, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At September 30, 2006, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments                       $21,960,425
                                          ___________

Aggregated unrealized appreciation          6,653,443
Aggregated unrealized depreciation         (1,256,226)
                                          ___________

Net unrealized appreciation               $ 5,397,217
                                          ___________

3. Credit and Market Risk

The Fund invests a significant portion of its assets in small companies and may be subject to certain risks associated with ownership of securities of small companies. Investments in small-sized companies may be more volatile than investments in larger companies for a number of reasons, which include limited financial resources or a dependence on narrow product lines.

The Fund may invest up to 15% of its total assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board of Trustees has delegated to Delaware Management Company the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund's limitation on investments in illiquid assets. At September 30, 2006, there were no Rule 144A securities and no securities have been determined to be illiquid under the Fund's Liquidity Procedures.

Item 2. Controls and Procedures.

     The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

     There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter (the registrant's second fiscal half-year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

     File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below: